Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Publicly Traded Debt [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Carrying Amount	$ 632,423	$ 632,375	$ 768,300
Fair Value	703,238	662,193	741,989
Non-Traded Debt [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Carrying Amount	14,631	23,826	26,637
Fair Value	$ 14,070	$ 22,454	$ 25,105